Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Financial Information Related to Our Reportable Segments and Corporate

The following tables present certain financial information related to our reportable segments and Corporate as of June 30, 2026 and for the three and six months ended June 30, 2026:

As of June 30, 2026
	Vocal	OG Collection	Corporate	Total
Cash	$19,303	$2,425	$313,375	$335,103
Accounts receivable, net	20,000	—	11,250	31,250
Marketable securities	—	—	4,545,009	4,545,009
Prepaid expenses and other current assets	21,585	18,000	72,749	112,334
Deposits and other assets	—	—	—	—
Intangible assets	—	—	22,475	22,475
All other assets	28,898	31,955	4,716,215	4,777,068
Total Assets	$89,786	$52,380	$9,681,073	$9,823,239

Accounts payable and accrued liabilities	$319,772	$25,897	$3,621,451	$3,967,120
Note payable, net of debt discount and issuance costs	24,455	94,255	—	118,710
Deferred revenue	85,238	—	—	85,238
All other liabilities	9,633	—	3,170,156	3,179,789
Total Liabilities	$439,098	$120,152	$6,791,607	$7,350,857
For the three months ended June 30, 2026
	Vocal	OG Collection	Corporate	Total
Net revenue	$158,971	$3,720	$11,250	$173,941
Cost of revenue	(31,961)	(26)	—	(31,987)
Gross margin	127,010	3,694	11,250	141,954

Marketing	—	12,525	—	12,525
Compensation	—	2,878	352,506	355,384
Stock based compensation	—	—	1,440,160	1,440,160
General and administrative	88,887	113,150	441,827	643,864
Research and development	(19,427)	—	—	(19,427)
Total operating expenses	69,460	128,553	2,234,493	2,432,506

Interest income (expense), net	(2,151)	(4,641)	126,580	119,788
All other expenses	—	—	(311,920)	(311,920)

Other expenses, net	(2,151)	(4,641)	(185,340)	(192,132)

Loss before income tax provision and equity in net loss from unconsolidated investments	$55,399	$(129,500)	$(2,408,583)	$(2,482,684)

For the six months ended June 30, 2026
	Vocal	OG Collection	Corporate	Total
Net revenue	$329,938	$36,480	$11,250	$377,668
Cost of revenue	(27,962)	(5,454)	—	(33,416)
Gross margin	301,976	31,026	11,250	344,252

Marketing	65,734	53,263	—	118,997
Compensation	—	5,867	720,325	726,192
Stock based compensation	—	—	12,748,152	12,748,152
General and administrative	241,232	183,167	935,870	1,360,269
Research and development	21,798	—	—	21,798
Total operating expenses	328,764	242,297	14,404,347	14,975,408

Interest income (expense), net	(3,977)	(8,751)	116,955	104,227
All other income (expenses)	(2,875,496)	(523,840)	1,999,159	(1,400,177)

Other income (expenses), net	(2,879,473)	(532,591)	2,116,114	(1,295,950)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(2,906,261)	$(743,862)	$(12,276,983)	$(15,927,106)
As of December 31, 2025
	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	221,742
Accounts receivable, net	—	—	10,000	10,000
Prepaid expenses and other current assets	93,731	—	167,190	260,921
Intangible assets	—	—	28,043	28,043
All other assets	—	—	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	$5,285,765
Note payable, net of debt discount and issuance costs	66,228	—	54,902	121,130
Deferred revenue	118,862	—	—	118,862
Convertible Notes, net of debt discount and issuance costs	—	—	383,374	383,374
All other Liabilities	—	—	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169
For the three months ended June, 30 2025
	Vocal	OG Collection	Corporate	Total
Net revenue	$166,582	$13,264	$17,100	$196,946
Cost of revenue	(43,849)	(3,919)	—	(47,768)
Gross margin	122,733	9,345	17,100	149,178

Marketing	28,979	36,890	—	65,869
Compensation	98,525	62,500	132,254	293,279
Stock based compensation	—	—	2,360,259	2,360,259
General and administrative	74,097	12,264	(66,553)	19,808
Total operating expenses	201,601	111,654	2,425,960	2,739,215

Interest expense	(4,430)	—	(55,592)	(60,022)
All other expenses	(377)	—	1,267,365	1,266,988

Other expenses, net	(4,807)	—	1,211,773	1,206,966

Loss before income tax provision and equity in net loss from unconsolidated investments	$(83,675)	$(102,309)	$(1,197,087)	$(1,383,071)
For the six months ended June, 30 2025
	Vocal	OG Collection	Corporate	Total
Net revenue	$434,681	$29,249	$24,900	$488,830
Cost of revenue	(79,051)	(8,693)	—	(87,744)
Gross margin	355,630	20,556	24,900	401,086

Marketing	63,799	43,533	—	107,332
Compensation	197,025	125,000	500,576	822,601
Stock based compensation	—	—	3,310,183	3,310,183
General and administrative	162,302	21,664	527,031	710,997
Total operating expenses	423,126	190,197	4,337,790	4,951,113

Interest expense	(6,171)	—	(121,946)	(128,117)
All other expenses	(5,497)	—	1,598,478	1,592,981

Other expenses, net	(11,668)	—	1,476,532	1,464,864

Loss before income tax provision and equity in net loss from unconsolidated investments	$(79,164)	$(169,641)	$(2,836,358)	$(3,085,163)

	Vocal	OG Collection	Corporate	Total
Net Revenue	$1,053,451	$71,743	$153,800	$1,278,994
Cost of Revenue	150,602	12,095	56,708	219,405
Gross margin	$902,849	$59,648	$97,092	$1,059,589

Research and development	$1,842	-	-	$1,842
Marketing	417,072	101,522	-	518,594
Compensation	430,126	301,252	832,834	1,564,212
Stock based compensation	-	-	5,305,221	5,305,221
General and administrative	335,177	57,028	1,363,540	1,755,745
Impairment of intangible assets	-	-	35,723	35,723
Impairment of goodwill	-	-	3,034	3,034
Total Operating Expenses	$1,184,217	$459,802	$7,540,352	$9,184,371

Interest Expense	$(7,729)	-	$(715,820)	$(723,549)
All other (expenses) income, net	(6,361)	3,192	3,721,474	3,718,305
Other (expenses) income, net	$(14,090)	$3,192	$3,005,654	$2,994,756
Loss from continuing operations before income tax provision	$(295,458)	$(396,962)	$(4,437,606)	$(5,130,026)
Loss from discontinued operations, net of tax				(4,234,526)
Net loss				$(9,364,552)
	Vocal	OG Collection	Corporate	Total
Net revenue	$1,444,458	$37,348	$17,068	$1,498,874
Cost of revenue	63,002	-	142	63,144
Gross margin	$1,381,456	$37,348	$16,926	$1,435,730

Research and development	$204,043	-	-	$204,043
Marketing	252,436	16,719	4,884	274,039
Compensation	2,500	-	1,939,172	1,941,672
Stock based compensation	709,926	4,600,000	4,132,791	9,442,717
General and administrative	316,089	43,714	1,550,678	1,910,480
Total Operating Expenses	$1,484,994	$4,660,433	$7,627,525	$13,772,951

Interest Expense	$(19,265)	-	$(299,890)	$(319,155)
All other income, net	954,958	5,000	7,026,407	7,986,365
Other income, net	$935,693	$5,000	$6,726,517	$7,667,210

Income (loss) before income tax provision	$832,155	$(4,618,085)	$(884,081)	$(4,670,011)

Schedule of Reportable Segments and Corporate

The following tables present certain financial information related to our reportable segments and Corporate:

	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	$221,742
Accounts receivable, net	-	-	10,000	10,000
Prepaid expenses and other current assets	93,731	-	167,190	260,921
Intangible assets, net	-	-	28,043	28,043
Goodwill	-	-	-	-
All other assets	-	-	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	$5,285,765
Note payable, net of debt discount and issuance costs	66,228	-	54,902	121,130
Deferred revenue	118,862	-	-	118,862
Convertible Notes, net of debt discount and issuance costs	-	-	383,374	383,374
All other liabilities	-	-	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169
Total segment assets – continuing operations	$1,951,697
Assets of discontinued operations (Note 13)	16,190,250
Total consolidated assets	$18,141,947

Total segment liabilities – continuing operations	$7,577,169
Liabilities of discontinued operations (Note 13)	1,492,069
Total consolidated liabilities	$9,069,238
	Vocal	OG Collection	Corporate	Total
Cash	$5,152	$1,319	$9,019	$15,490
Accounts receivable, net	-	-	2,000	2,000
Deposits and other assets	-	-	83,616	83,616
Intangible assets, net	-	-	103,550	103,550
Goodwill	-	-	5,415	5,415
All other assets	-	-	2,052,278	2,052,278
Total Assets	$5,152	$1,319	$2,255,878	$2,262,349

Accounts payable and accrued liabilities	$507,374	$17,447	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	859,304	947,999
Deferred revenue	146,950	-	-	146,950
Convertible Notes, net of debt discount and issuance costs	-	-	1,216,158	1,216,158
All other liabilities	-	-	1,798,758	1,798,758
Total Liabilities	$743,019	$17,447	$11,800,203	$12,560,669